Document and Entity Information	Oct. 03, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	ON SEMICONDUCTOR CORP
Amendment Flag	false
Entity Central Index Key	0001097864
Document Type	8-K
Document Period End Date	Oct. 03, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-39317
Entity Tax Identification Number	36-3840979
Entity Address, Address Line One	ON Semiconductor Corporation
Entity Address, Address Line Two	5005 E. McDowell Road
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85008
City Area Code	(602)
Local Phone Number	244-6600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ON
Security Exchange Name	NASDAQ
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock, Series B Junior Participating, Purchase Rights
Security Exchange Name	NASDAQ